Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 16,142,608	$ 14,689,241
Amounts receivable	1,615,485	1,625,724
Note receivable (Note 6 and 12)	8,661,250	0
Prepaid and deposits	341,573	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	0	319,219
Total Current Assets	27,006,131	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,479,859	49,515,859
Fixed assets (Note 9)	464,973	487,740
Prepaid insurance, non current portion (Note 11)	429,124	613,035
Reclamation bond (Note 11)	2,811,248	2,765,742
Total Non-Current Assets	54,185,204	53,382,376
Total Assets	81,191,335	70,296,027
Current Liabilities
Accounts payable	2,276,409	769,172
Warrant liability (Note 4)	9,854,853	16,914,660
Total Current Liabilities	12,131,262	17,683,832
Non-Current Liabilities
Reclamation and environmental obligation (Note 11)	1,217,443	1,143,892
Total Liabilities	13,348,705	18,827,724
Shareholders' Equity
Capital stock (Note 6)	147,363	136,249
Additional paid in capital	151,532,498	129,664,660
Contributed surplus	12,481,382	11,287,242
Deficit accumulated during the exploration stage	(96,247,000)	(89,637,633)
Accumulated other comprehensive income	(71,613)	17,785
Total Shareholders' Equity	67,842,630	51,468,303
Total Liabilities and Shareholders' Equity	$ 81,191,335	$ 70,296,027